Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Variable Interest Entity [Line Items]
Total assets	¥ 397,666,312	¥ 405,940,211
Total liabilities	378,001,587	386,690,473
Non-consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	506,857,189	466,923,252
Maximum exposure	38,218,511	34,767,905
Total assets	27,843,961	25,468,114
Trading account assets	2,757,268	2,752,320
Investment securities	4,639,212	3,982,836
Loans	20,031,518	18,204,747
All other assets	415,963	528,211
Total liabilities	207,778	260,181
All other liabilities	207,778	260,181
Non-consolidated VIEs | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	33,969,474	31,849,272
Maximum exposure	9,392,165	9,236,883
Total assets	7,394,261	7,249,130
Trading account assets	29,423	27,429
Investment securities	2,049,029	2,221,035
Loans	5,315,809	5,000,666
All other assets	0	0
Total liabilities	291	1,118
All other liabilities	291	1,118
Non-consolidated VIEs | Investment funds
Variable Interest Entity [Line Items]
Total assets	274,925,911	219,612,579
Maximum exposure	9,320,886	7,752,891
Total assets	6,082,732	4,707,766
Trading account assets	282,007	189,956
Investment securities	404,855	184,096
Loans	5,179,311	4,099,421
All other assets	216,559	234,293
Total liabilities	14,640	11,684
All other liabilities	14,640	11,684
Non-consolidated VIEs | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	82,707,148	78,811,641
Maximum exposure	10,198,313	8,945,829
Total assets	6,606,985	6,134,534
Trading account assets	99,134	111,542
Investment securities	76,818	78,102
Loans	6,399,993	5,926,307
All other assets	31,040	18,583
Total liabilities	186,946	235,770
All other liabilities	186,946	235,770
Non-consolidated VIEs | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	9,832,483	8,162,093
Maximum exposure	5,049,118	4,431,963
Total assets	4,909,320	4,282,437
Trading account assets	2,141,151	2,120,466
Investment securities	2,048,241	1,439,837
Loans	671,281	559,491
All other assets	48,647	162,643
Total liabilities	0	0
All other liabilities	0	0
Non-consolidated VIEs | Other
Variable Interest Entity [Line Items]
Total assets	105,422,173	128,487,667
Maximum exposure	4,258,029	4,400,339
Total assets	2,850,663	3,094,247
Trading account assets	205,553	302,927
Investment securities	60,269	59,766
Loans	2,465,124	2,618,862
All other assets	119,717	112,692
Total liabilities	5,901	11,609
All other liabilities	¥ 5,901	¥ 11,609